Finance cost - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance cost
Interest expense on foreign exchange swaps including coupon interest	$ 56	$ 69
Interest expense on foreign exchange swaps including coupon interest in other comprehensive income	$ 6	$ 13